DISPOSAL OF ASSETS (Details) (USD $)	0 Months Ended	12 Months Ended			3 Months Ended	1 Months Ended	3 Months Ended			1 Months Ended
	Jul. 15, 2014 vessel	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014	Oct. 31, 2014	Sep. 30, 2011	Jun. 30, 2012	Dec. 31, 2012	Feb. 28, 2013	Nov. 30, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2014	Dec. 31, 2011	Sep. 30, 2012	Oct. 02, 2014
Significant Acquisitions and Disposals [Line Items]
Related party, Lease termination payments paid				$ 32,600,000
Number of vessels owned through ITCL	4
Impairment of vessels			103,700,000	32,000,000
Net gain on lease terminations		40,382,000	21,237,000	21,806,000
VLCC Ulriken [Member]
Significant Acquisitions and Disposals [Line Items]
Impairment of vessels					12,400,000
Altair Voyager, Cygnus Voyager and Sirius Voyager [Member]
Significant Acquisitions and Disposals [Line Items]
Net gain on lease terminations						1,300,000
Vessels and Equipment [Member]
Significant Acquisitions and Disposals [Line Items]
Impairment of vessels		62,153,000
Vessels and Equipment [Member] | Front Alfa [Member]
Significant Acquisitions and Disposals [Line Items]
Net gain (loss) on sale												(2,100,000)
Impairment of vessels							24,800,000
Vessels and Equipment [Member] | Front Rider [Member]
Significant Acquisitions and Disposals [Line Items]
Impairment of vessels								4,900,000
Vessels and Equipment [Member] | Front Climber [Member]
Significant Acquisitions and Disposals [Line Items]
Impairment of vessels								4,200,000
Vessels and Equipment [Member] | Front Driver [Member]
Significant Acquisitions and Disposals [Line Items]
Impairment of vessels								4,000,000
Vessels and Equipment [Member] | Front Guider [Member]
Significant Acquisitions and Disposals [Line Items]
Impairment of vessels									14,200,000
Vessels and Equipment [Member] | Edinburgh (Ex Titan Aries) [Member]
Significant Acquisitions and Disposals [Line Items]
Net gain (loss) on sale													7,600,000
Vessels and Equipment [Member] | Front Pride [Member]
Significant Acquisitions and Disposals [Line Items]
Impairment of vessels				4,700,000
Vessels and Equipment [Member] | Front Champion / Golden Victory [Member]
Significant Acquisitions and Disposals [Line Items]
Impairment of vessels			88,100,000
Vessels and Equipment [Member] | VLCC Ulysses (ex Phoenix Voyager) [Member]
Significant Acquisitions and Disposals [Line Items]
Net gain (loss) on sale														15,700,000
Vessels and Equipment [Member] | VLCC Ulriken [Member]
Significant Acquisitions and Disposals [Line Items]
Impairment of vessels					12,400,000
Ship Finance International Limited [Member] | Vessels and Equipment [Member] | Front Striver [Member]
Significant Acquisitions and Disposals [Line Items]
Related party, Lease termination payments paid				8,100,000
Net gain (loss) on sale								(400,000)							(9,200,000)
Ship Finance International Limited [Member] | Vessels and Equipment [Member] | Titan Orion (ex-Front Duke) [Member]
Significant Acquisitions and Disposals [Line Items]
Net gain (loss) on sale												10,600,000
Ship Finance International Limited [Member] | Vessels and Equipment [Member] | Front Rider [Member]
Significant Acquisitions and Disposals [Line Items]
Net gain (loss) on sale																(100,000)
Ship Finance International Limited [Member] | Vessels and Equipment [Member] | Front Climber [Member]
Significant Acquisitions and Disposals [Line Items]
Net gain (loss) on sale				(200,000)					(200,000)
Ship Finance International Limited [Member] | Vessels and Equipment [Member] | Front Driver [Member]
Significant Acquisitions and Disposals [Line Items]
Net gain (loss) on sale				(800,000)					(800,000)
Ship Finance International Limited [Member] | Vessels and Equipment [Member] | Ticen Ocean (renamed Front Lady) [Member]
Significant Acquisitions and Disposals [Line Items]
Net gain (loss) on sale				11,200,000					11,200,000
Ship Finance International Limited [Member] | Vessels and Equipment [Member] | Front Viewer & Front Guider [Member]
Significant Acquisitions and Disposals [Line Items]
Related party, Lease termination payments paid									23,500,000
Ship Finance International Limited [Member] | Vessels and Equipment [Member] | Front Viewer [Member]
Significant Acquisitions and Disposals [Line Items]
Related party, Lease termination payments paid									12,700,000
Net gain (loss) on sale			(16,500,000)
Ship Finance International Limited [Member] | Vessels and Equipment [Member] | Front Guider [Member]
Significant Acquisitions and Disposals [Line Items]
Related party, Lease termination payments paid									10,800,000
Capital lease modification adjustment to carrying value of asset									9,100,000
Ship Finance International Limited [Member] | Vessels and Equipment [Member] | Front Pride [Member]
Significant Acquisitions and Disposals [Line Items]
Related party, Lease termination payments paid										2,100,000
Net gain (loss) on sale			200,000
Ship Finance International Limited [Member] | Vessels and Equipment [Member] | Front Champion / Golden Victory [Member]
Significant Acquisitions and Disposals [Line Items]
Net gain (loss) on sale			13,800,000
Ship Finance International Limited [Member] | Vessels and Equipment [Member] | Front Opalia, Front Commerce and Front Comanche [Member]
Significant Acquisitions and Disposals [Line Items]
Net gain (loss) on sale		40,400,000
Impairment of vessels		85,300,000
Upfront Payment / Note Payable [Member] | Ship Finance International Limited [Member] | Vessels and Equipment [Member] | Front Champion / Golden Victory [Member]
Significant Acquisitions and Disposals [Line Items]
Related party, Lease termination payments paid											89,900,000
Upfront Payment / Note Payable [Member] | Ship Finance International Limited [Member] | Vessels and Equipment [Member] | Front Opalia, Front Commerce and Front Comanche [Member]
Significant Acquisitions and Disposals [Line Items]
Related party, Lease termination payments paid		58,800,000
Upfront Payment [Member] | Ship Finance International Limited [Member] | Vessels and Equipment [Member] | Front Champion / Golden Victory [Member]
Significant Acquisitions and Disposals [Line Items]
Related party, Lease termination payments paid											10,900,000
Upfront Payment [Member] | Ship Finance International Limited [Member] | Vessels and Equipment [Member] | Front Opalia, Front Commerce and Front Comanche [Member]
Significant Acquisitions and Disposals [Line Items]
Related party, Lease termination payments paid		10,500,000
Variable Interest Entities CalPetro Bahamas B1, CalPetro Bahamas BII, CalPetro IOM [Member]
Significant Acquisitions and Disposals [Line Items]
Proceeds from contract termination held in restricted cash																	700,000
Altair Voyager, Cygnus Voyager and Sirius Voyager [Member]
Significant Acquisitions and Disposals [Line Items]
Number of vessels sold from early termination Agreement						3
Proceeds from contract termination held in restricted cash						700,000
Variable Interest Entity, Primary Beneficiary | Variable Interest Entities CalPetro Bahamas B1, CalPetro Bahamas BII, CalPetro IOM [Member]
Significant Acquisitions and Disposals [Line Items]
Proceeds from contract termination held in restricted cash						$ 700,000
Altair Voyager, Cygnus Voyager and Sirius Voyager [Member]
Significant Acquisitions and Disposals [Line Items]
Number of vessels whose lease was terminated						3